UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments July 31, 2007 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE

	U.S. Government Agencies - Mortgage-Backed Securities (76.2%)
	Federal Home Loan Mortgage Corp. (3.8%)
$4,950	*	4.50%	$4,510,687
1,573	10/01/10 - 02/01/20	9.50	1,702,105
424	06/01/16 - 10/01/19	10.00	469,421
49	02/01/16 - 12/01/17	10.50	54,477
			6,736,690
	Federal Home Loan Mortgage Corp. (ARM) (3.2%)
1,279	05/01/36	5.206	1,268,721
846	04/01/37	5.347	839,046
854	04/01/36	5.548	854,847
813	03/01/37	5.687	810,571
1,049	04/01/37	5.70	1,045,780
850	04/01/37	5.88	852,432
			5,671,397
	Federal Home Loan Mortgage Corp. PC Gold (8.4%)
3,046	10/01/18 - 06/01/20	5.00	2,962,277
5,940	06/01/21 - 08/01/21	5.50	5,868,091
574	06/01/29 - 09/01/33	6.50	584,683
4,196	04/01/20 - 08/01/32	7.50	4,375,830
995	02/01/23 - 07/01/31	8.00	1,049,076
			14,839,957
	Federal National Mortgage Assoc. (54.3%)
10,050	*	4.50	9,575,766
29,500	*	5.00	28,313,721
26,000	*	5.50	25,110,319
10,900	*	5.50	11,010,706
6,541	01/01/27 - 12/01/33	6.50	6,665,112
2,675	*	7.00	2,748,562
7,609	07/01/23 - 03/01/36	7.00	7,858,619
2,883	09/01/29 - 06/01/32	7.50	3,012,526
899	08/01/24 - 02/01/32	8.00	949,590
116	01/01/22 - 04/01/25	8.50	123,971
104	09/01/16 - 05/01/20	9.50	113,800
52	03/01/16 - 02/01/18	9.75	56,884
			95,539,576
	Federal National Mortgage Assoc. (ARM) (5.0%)
815	09/01/35	5.00	805,165
881	03/01/37	5.245	878,442
2,030	12/01/36	5.462	2,020,788
946	01/01/37	5.622	943,007
881	04/01/37	6.033	887,356
1,465	03/01/36	6.998	1,503,798
1,647	03/01/36	7.035	1,690,452
			8,729,008
	Government National Mortgage Assoc. (1.4%)
797	08/15/25 - 05/15/29	6.50	816,163
11	06/15/29 - 08/15/29	7.50	11,939
527	10/15/19 - 10/15/24	8.50	568,760
1,005	11/15/17 - 06/15/20	9.50	1,094,440
38	05/15/16 - 11/15/20	10.00	42,188
			2,533,490

	Government National Mortgage Assoc. II (0.1%)
229	05/20/30	8.00		241,990

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $134,072,460)			134,292,108

	U.S. Government Obligations (2.2%)
	U.S. Treasury Bond (a)
1,770	08/15/27	6.375		2,073,390
	U.S. Treasury Strip (a)
4,560	02/15/27	0.00		1,714,378

	Total U.S. Government Obligations (Cost $4,019,790)			3,787,768

	Collateralized Mortgage Obligations (29.4%)
	U.S. Government Agencies (2.8%)
	Federal National Mortgage Assoc.
1,063	1996-46 FC 12/25/23	6.544	†	1,102,126
3,590	2005-68 XI 08/25/35 (IO)	6.00		1,290,273
11,583	2006-28 1P 03/25/36 (IO)	1.381	†	238,899
799	2006-118 A2 12/25/36	5.38	†	797,131
77	Grantor Trust 2004-T5 A13 05/28/35	6.149	†	76,989
1,475	Whole Loan 2005-W2 A1 05/25/35	5.52	†	1,479,372
	Total U.S. Government Agencies			4,984,790

	Private Issues (26.6%)
	American Home Mortgage Investment Trust
197	2004-1 1A 04/25/44	5.67	†	197,512
	Banc of America Funding Corp.
690	2005-F 1A2 09/20/35	5.67	†	692,444
	Bear Stearns Mortgage Funding Trust
1,407	2006-AR1 1A1 07/25/36	5.53	†	1,404,165
1,414	2006 AR4 A1 12/25/36	5.53	†	1,410,846
980	2006 AR5 1A1 12/25/36	5.48	†	980,917
	Countrywide Alternative Loan Trust
298	2005-44 1A2A 10/25/35	5.61	†	297,750
368	2005-51 2A2A 11/20/35	5.61	†	369,175
449	2005-51 1A2A 11/20/35	5.61	†	449,621
438	2005-59 1A2B 11/20/35	5.58	†	438,234
4,266	2005-81 X1 02/25/37 (IO)	1.258	†	209,950
881	2006-OA1 1A2 03/20/46	5.62	†	882,446
671	2006-OA1 2A2 03/20/46	5.63	†	672,553
5,402	2006-OA1 2X 03/20/46 (IO)	1.489	†	210,880
584	2006-OA2 A2A 05/20/46	5.47	†	583,992
1,295	2006-OA10 2A2 08/25/46	5.55	†	1,299,189
11,181	2006-OA17 1XP 12/20/46 (IO)	1.906	†	467,901
8,672	2006-OA19 XP 02/20/47 (IO)	1.826	†	369,146
	Countrywide Home Loans
11,068	2004-25 2X 02/25/35 (IO)	0.369	†	224,806
808	2006-OA4 A2 04/25/46	5.59	†	808,695
	DSLA Mortgage Loan Trust
603	2004-AR1 A2A 09/19/44	5.73	†	605,480
918	2005-AR4 2A1C 08/19/45	5.62	†	921,709
1,234	2006-AR2 2A1A 11/19/37	5.52	†	1,237,270
1326	2007-AR1 2A1B 04/19/38	5.50	†	1,328,138
	Greenpoint Mortgage Funding Trust
10,949	2005-AR1 X1 06/25/45 (IO)	0.439	†	260,042
10,916	2005-AR2 X1 08/25/45 (IO)	0.552	†	296,773
3,857	2005-AR3 X1 06/25/45 (IO)	0.643	†	108,487
8,652	2005-AR4 X4 10/25/45 (IO)	0.626	†	243,347
1,036	2006-AR2 3A2 03/25/36	5.64	†	1,038,065

	Harborview Mortgage Loan Trust
4,306	2005-2 X 05/19/35 (IO)	0.467	†	89,492
4,233	2005-3 X2 06/19/35 (IO)	0.433	†	85,984
790	2005-5 2A1B 07/19/45	5.61	†	791,604
2,847	2005-16 X1 01/19/36 (IO)	0.869	†	80,067
7,232	2005-16 X3 01/19/36 (IO)	0.733	†	183,057
3	2006-1 PO1 03/19/37 (PO)	0.00		2,151
5,263	2006-1 X1 03/19/37 (IO)	1.25	†	223,661
1,258	2006-1O 2A1A 11/19/36	5.50	†	1,253,030
0	2006-5 PO2 07/19/47 (PO)	0.00		39
11,944	2006-5 X2 07/19/47 (IO)	1.246	†	418,042
1,314	2006-7 2A1A 10/19/37	5.52	†	1,315,187
945	2006-14 2A1A 03/19/38	5.47	†	945,774
661	2006-14 2A1B 03/19/38	5.52	†	662,581
	Indymac Indx Mortgage Loan Trust
11,165	2005-AR12 AX2 07/25/35 (IO)	0.659	†	348,902
684	2005-AR12 2A1B 07/25/35	5.60	†	685,941
	Luminent Mortgage Trust
1,139	2006-6 A1 10/25/46	5.52	†	1,141,617
1,286	2006-7 2A2 12/25/36	5.54	†	1,287,548
1,055	2006-4 A1B 05/25/46	5.55	†	1,055,990
784	2006-1 A1 04/25/36	5.56	†	786,290
839	2006-2 A1B 02/25/46	5.60	†	840,683
	Mortgageit Trust
1,114	2006-1 2A1B 04/25/36	5.60	†	1,118,519
	Residential Accredit Loans, Inc.
381	2006-QO1 1A1 02/25/46	5.58	†	381,814
381	2006-QO1 2A1 02/25/46	5.59	†	381,789
1,142	2006-QH1 A1 12/25/36	5.51	†	1,147,536
1,180	2006-QO6 A2 06/25/46	5.55	†	1,178,607
1,157	2006-QO10 A2 01/25/37	5.52	†	1,155,721
791	2007-QO4 A2 05/25/47	5.58	†	791,929
494	2007-QO4 A3 05/25/47	5.62	†	495,225
1,179	2007-QH2 A2 03/25/37	5.49	†	1,180,565
	Structured Asset Mortgage Investments, Inc.
983	2006-AR2 A2 02/25/36	5.63	†	986,644
1,269	2006-AR3 11A2 04/25/36	5.59	†	1,271,908
1,363	2006-AR8 A1A 10/25/36	5.52	†	1,356,116
1,772	2007-AR2 1A2 02/25/37	5.51	†	1,775,242
	WAMU Mortgage Pass-Through Certificates
2,048	2004-AR8 X 06/25/44 (IO)	0.264	†	32,644
3,849	2004-AR10 X 07/25/44 (IO)	0.291	†	63,139
5,549	2004-AR12 X 10/25/44 (IO)	0.264	†	91,909
576	2005-AR6 2AB3 04/25/45	5.59	†	576,874
481	2005-AR8 2AB3 07/25/45	5.68	†	482,185
277	2005-AR13 A1B1 10/25/45	5.58	†	277,497
332	2005-AR15 A1B1 11/25/45	5.57	†	333,021
158	2005-AR17 A1B1 12/25/45	5.57	†	158,438
297	2005-AR19 A1B1 12/25/45	5.57	†	297,770
1,016	2006-AR2 A1A 04/25/46	6.26	†	1,017,426

	Total Private Issues			46,759,691

	Total Collateralized Mortgage Obligations (Cost $53,027,580)			51,744,481

NUMBER OF
CONTRACT
Put Option Purchased (0.0%)
66	90 day Euro $ Sept/2007 @ 94.75 (Cost $20,806)	11,220

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (39.1%)
	U.S. Government Agencies & Obligation (c) (21.5%)
$10,900	Federal Home Loan Mortgage Corp. 08/13/07 - 08/22/07	5.14 - 5.155	$10,878,710
26,500	Federal National Mortgage Corp. 08/08/07 - 09/05/07	5.13 - 5.15	26,420,424
500	U.S. Treasury Bill ‡ 01/10/08	4.845	489,099
	Total U.S. Government Agencies & Obligation (Cost $37,788,233)		37,788,233

	Securities Purchased from Securities Lending Collateral (a) (1.4%)
2,539	The Bank of New York Institutional Cash Reserve Fund (Cost $2,539,376)		2,539,376

	Investment Company(b) (16.2%)
28,493	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class (Cost $28,493,349)		28,493,349

	Total Short-Term Investments (Cost $66,820,958)		68,820,958

	Total Investments (Cost $259,961,594) (d)(e)	146.9%	258,656,535

	Liabilities in Excess of Other Assets	(46.9)	(82,580,195)

	Net Assets	100.0%	$176,076,340

PC	Participation Certificate.
PO	Principal only security.
IO	Interest only security.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of July 31, 2007.
†	Floating rate security, rate shown is the rate in effect at July 31, 2007.
‡	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $295,048.
*	Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)

As of July 31, 2007 all or a portion of this security with a total value of $2,449,350 was on loan and secured by collateral of $2,539,376 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Instituitional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class. Income distributions earned by the Fund totaled $100,685 for the period ended July 31, 2007.

(c)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(d)	Securities have been designated as collateral in an amount equal to $182,714,823 in connection with securities purchased on a forward commitment basis and open futures contracts.
(e)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,695,267 and the aggregate gross unrealized depreciation is $3,000,326, resulting in net unrealized depreciation of $1,305,059.

Futures Contracts Open at July 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

128	Long	U.S. Treasury Notes 2 Year, September 2007	$26,232,000	$116,554
111	Long	U.S. Treasury Notes 5 Year, September 2007	11,707,031	143,858
59	Long	U.S. Treasury Notes 10 Year, September 2007	6,337,891	113,869
25	Short	90 Day Euro $ Future December 2008	(5,946,563)	(21,631)
25	Short	90 Day Euro $ Future September 2008	(5,947,813)	(21,006)
49	Short	90 Day Euro $ Future March 2008	(11,644,850)	(31,985)
51	Short	90 Day Euro $ Future June 2008	(12,130,988)	(40,949)
290	Short	U.S. Treasury Bonds 20 Year, September 2007	(31,918,125)	(485,292)

		Net Unrealized Depreciation		$(226,582)

Interest Rate Swap Contracts Open at July 31, 2007:

		PAYMENTS	PAYMENTS		UNREALIZED
	NOTIONAL	RECEIVED	MADE	TERMINATION	APPRECIATION
COUNTERPARTY	AMOUNT (000’S)	BY FUND	BY FUND	DATE	(DEPRECIATION)

Citibank N.A. New York	$62,500	Fixed Rate 5.3375%	Floating Rate 5.36%	May 24, 2017	$(77,813)

Citibank N.A. New York	9,200	Fixed Rate 5.70147%	Floating Rate 5.36%	July 18, 2024	136,528

Goldman Sachs Co.	6,250	Fixed Rate 5.3405%	Floating Rate 5.36%	May 24, 2017	(76,438)

JP Morgan Chase N. A. New York	12,500	Fixed Rate 5.3585%	Floating Rate 5.36%	May 24, 2017	(135,625)

		Net Unrealized Depreciation			$(153,348)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007